Employee benefit plans - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Number of years required for payment	2 years
Recognized asset for pension benefits	¥ 10,652	¥ 10,441
Excess percentage of the greater of the benefit obligation or the fair value of plan assets	10.00%
Average remaining service period of active participants	11 years
Accumulated benefit obligation	¥ 240,858	233,885
Fair value of plan assets	233,837	220,873	¥ 191,674
Expected contributions to plans	5,918
Contributions to the defined contribution pension plans	3,488	3,425	3,600
Contributions to overseas defined contribution pension plans	10,382	8,667	7,448
Health care benefit cost	7,116	6,834	7,434
Level 1 [Member]
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	92,914	90,660
Level 2 [Member]
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	85,585	106,158
Level 3 [Member]
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	¥ 55,338	24,055	¥ 27,358
Equities [Member]
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Plan assets of domestic plans investments	17.00%
Fair value of plan assets	¥ 23,665	26,730
Equities [Member] | Level 1 [Member]
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	¥ 23,665	¥ 26,730
Equities [Member] | Level 2 [Member]
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets
Equities [Member] | Level 3 [Member]
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets
Debt securities [Member]
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Plan assets of domestic plans investments	45.00%
Life insurance company general accounts [Member]
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Plan assets of domestic plans investments	20.00%
Fair value of plan assets	¥ 48,989	¥ 42,735
Life insurance company general accounts [Member] | Level 1 [Member]
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets
Life insurance company general accounts [Member] | Level 2 [Member]
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	¥ 48,989	¥ 42,735
Life insurance company general accounts [Member] | Level 3 [Member]
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets
Other investments [Member]
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Plan assets of domestic plans investments	18.00%
Fair value of plan assets	¥ 15,637	¥ 41,728
Other investments [Member] | Level 1 [Member]
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets
Other investments [Member] | Level 2 [Member]
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	¥ 15,637	¥ 41,728
Other investments [Member] | Level 3 [Member]
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets
Non-Japan plan [Member] | Level 1 [Member]
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	¥ 4,222	¥ 107
Non-Japan plan [Member] | Level 2 [Member]
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	136	32,953
Non-Japan plan [Member] | Level 3 [Member]
Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	43,851	6,535
Fair value of real estate funds and annuities	43,851	6,535
Amount of sales of Level 3 assets	¥ 36,634	¥ 2,185